Franklin Templeton Global Trust

300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

May 3, 2018

Filed Via EDGAR (CIK #0000780379)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin Templeton Global Trust (Registrant)

          File Nos. 033-01212 and 811-04450

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2018.

Sincerely yours,

FRANKLIN TEMPLETON GLOBAL TRUST

/s/Lori A. Weber

Lori A. Weber

Vice President and Secretary

LAW/na